SHORT-TERM AND LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2019
SHORT-TERM AND LONG-TERM LOANS
Schedule of Debt

Short-term and long-term loans consisted of the following:

	As of December 31,
	2018	2019
	US$	US$

Short-term loans and current portion of long-term loans	297,811	264,624

Long-term loans, less current portion	123,215	184,158